RELATED PARTY TRANSACTIONS (Restated) - Other Related Parties Excluding Golar Partners (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 04, 2015	Sep. 10, 2014	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Total debt				$ 1,878,061	$ 1,380,787
World Shipholding
Related Party Transaction [Line Items]
Ownership percentage				0.00%	1.90%
Common Stock
Related Party Transaction [Line Items]
Number of common units issued (in shares)		32,000,000
Principal Shareholder
Related Party Transaction [Line Items]
Percentage shareholders' ownership before transaction		36.20%
Percentage shareholders' ownership after transaction		1.90%
Frontline
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties				$ 0	$ 34	$ 49
Seatankers
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties				0	(112)	(45)
Ship Finance
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties				0	116	207
Seadrill
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties				0	(5)	0
Golar Wilhemsen
Related Party Transaction [Line Items]
Percentage shareholders' ownership before transaction	60.00%
Percentage shareholders' ownership after transaction	100.00%
Net (expenses) income (due to) from related parties				(2,246)	(7,031)	(4,899)
Receivables (payables) from related parties				0	(1,394)
Remaining interest acquired	40.00%
World Shipholding
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties				$ 0	$ 0	(976)
World Shipholding | Unsecured debt | World Shipholding facility
Related Party Transaction [Line Items]
Total debt						$ 50,000
Repayment of related party debt			$ 50,000